Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Property and Equipment, Net [Abstract]
Depreciation expenses	$ 328,948	$ 320,308	$ 297,069
Disposal of property and equipment		$ (57,202)